Principal Accounting Policies - Summary of Future Lease Payments under Operating Leases (Details) ¥ in Thousands	Dec. 31, 2022 CNY (¥)
Accounting Policies [Abstract]
Future lease payments , year one	¥ 27,437
Future lease payments , year two	26,405
Future lease payments , year three	24,989
Future lease payments , year four	25,180
Future lease payments , year five	11,600
Total future lease payments	115,611
Less: Imputed interest	11,025
Total lease liability balance	¥ 104,586